UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® High Yield Municipal Trust

QUARTERLY REPORT

February 28, 2011

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 157.4%
Airport & Port Revenue – 4.6%
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	$3,000,000	$2,990,550
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	285,000	262,964
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,479,537
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	255,000	248,806
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	290,000	280,787

		$5,262,644

General Obligations - General Purpose – 0.4%
Luzerne County, PA, AGM, 6.75%, 2023	$455,000	$497,333

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$140,000	$147,504
Guam Government, “A”, 7%, 2039	160,000	167,502

		$315,006

General Obligations - Schools – 2.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$2,195,000	$718,316
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	275,000	79,555
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	280,000	74,659
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	560,000	137,362
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	889,920
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	158,057
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	433,363

		$2,491,232

Healthcare Revenue - Hospitals – 36.8%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$435,670
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	435,000	293,016
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	404,856
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	283,702
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	164,516
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	177,021
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	500,000	420,285
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	660,000	665,445
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	40,000	36,329
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	602,644
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “L”, ASSD GTY, 5.25%, 2041	870,000	807,830
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	220,243
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	56,159
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,038,099
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	562,285

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	$410,000	$399,459
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	70,000	67,781
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	230,000	220,013
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	195,000	188,001
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	318,370
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	222,378
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,495,635
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	870,000	795,293
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	400,000	312,564
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	529,848
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	485,437
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	610,249
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,487,368
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	945,000	830,390
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	421,855
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,023,960
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	365,404
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	309,963
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	103,634
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	532,517
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	410,453
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	187,520
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	880,000	801,548
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,315,000	1,285,702
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,105,952
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	50,240
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	48,991
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	735,000	798,210
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	120,000	110,608
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	823,530
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	231,508

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	$500,000	$468,525
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	485,000	401,391
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	105,799
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	679,973
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	573,546
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	175,000	189,355
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	24,119
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	495,232
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	902,688
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	452,230
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	285,000	263,887
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	202,852
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	120,490
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	129,887
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	76,953
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	188,945
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	415,000	318,139
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,161,313
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	163,220
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,010,000	1,010,535
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	375,000	375,004
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	480,000	422,280
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	660,000	711,922
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	549,781
Salida, CO, Hospital District Rev., 5.25%, 2036	734,000	598,416
Scottsdale, AZ, Industrial Development Authority, Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	60,000	55,256
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	81,319
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	247,428
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	82,623
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	120,826
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	427,000	428,038
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	550,000	537,323
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	436,675
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	891,664

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)	$375,000	$20,625
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	183,269
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	148,571
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	470,000	387,026
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	453,495
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	105,752
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	354,515
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	693,218
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	450,000	477,333
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	783,483
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	357,396

		$42,174,798

Healthcare Revenue - Long Term Care – 24.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), CHCLI, 6%, 2037	$90,000	$85,325
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	750,000	600,263
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	200,000	166,880
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	235,000	218,148
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	467,450
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	74,305
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	91,211
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	201,707
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	550,900
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	999,890
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	937,720
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	515,000	543,083
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	475,000	394,678
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	860,981
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	120,000	120,143
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	370,000	328,382
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	698,141
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	444,965

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	$65,000	$66,700
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	325,000	331,039
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	155,389
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	586,870
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	144,048
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	850,000	818,899
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	819,960
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	454,881
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	985,000	852,035
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	860,000	909,579
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	460,000	432,184
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,208,232
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	440,000	251,456
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	353,000	341,580
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	500,005
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	598,437
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,040,000	879,663
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	133,083
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	45,000	30,953
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	190,000	189,573
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	125,166
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	79,261
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	113,577
Massachusetts Industrial Finance Agency Rev. (GF/Massachusetts, Inc.), 8.3%, 2023	725,000	289,377
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	575,000	490,584
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	126,483
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	490,992
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	360,372
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	243,222
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	423,300
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	396,275
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	167,712
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,254,774
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	350,000	318,248

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	$300,000	$275,301
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	280,000	138,292
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	260,000	127,083
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	146,674
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	500,000	386,480
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	573,784
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	550,000	519,849
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	415,000	383,041
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	738,715
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	127,538
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	191,318
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	487,728
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,065,025
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	180,000	150,689

		$27,679,598

Healthcare Revenue - Other – 0.5%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$550,000	$619,537

Industrial Revenue - Airlines – 5.8%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$1,560,000	$1,076,384
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,025,000	782,588
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	200,000	224,218
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	159,639
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	355,000	310,937
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	200,000	199,564
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	935,000	873,795
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,295,813
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	600,000	613,536
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	155,000	156,595
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	385,000	399,384

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	$500,000	$514,870

		$6,607,323

Industrial Revenue - Chemicals – 1.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$368,116
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	655,000	707,452
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	659,960

		$1,735,528

Industrial Revenue - Environmental Services – 1.1%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$135,826
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	657,338
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	500,390

		$1,293,554

Industrial Revenue - Metals – 0.3%
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	$390,000	$381,420

Industrial Revenue - Other – 3.1%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$315,000	$259,721
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	53,546	3,079
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	364,121
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	435,000	406,094
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	500,000	529,020
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	844,550
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	243,568
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	400,000	365,156
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	500,000	481,920

		$3,497,229

Industrial Revenue - Paper – 3.7%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$963,300
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	370,784
Brunswick & Glynn County, GA, Development Authority Rev. (Georgia-Pacific LLC), 5.55%, 2026	465,000	426,414
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	959,110
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	861,626
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	246,573
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	400,000	382,836

		$4,210,643

Miscellaneous Revenue - Entertainment & Tourism – 1.7%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$495,000	$505,885
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	131,228
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	82,983

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	$65,000	$64,074
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	502,782
Mashantucket Western Pequot Tribe, CT, “B”, 0%, 2018 (a)(n)	1,100,000	285,197
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	351,999	4
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	30,000	32,343
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	25,000	26,390
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	100,000	106,347
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	233,562

		$1,970,795

Miscellaneous Revenue - Other – 2.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$274,348
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	316,054
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	849,555
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	955,000	950,158
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	630,000	519,265
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	254,010

		$3,163,390

Multi-Family Housing Revenue – 5.3%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$460,380
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (q)	625,000	305,425
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,029,790
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	615,320
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	922,265	681,600
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	275,000	256,666
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	280,000	263,469
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	500,000	366,580
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (q)	605,000	357,077
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	650,220
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	431,035
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	805,000	659,408

		$6,076,970

Sales & Excise Tax Revenue – 5.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$305,280
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	841,369
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, NATL, 0%, 2015	3,000,000	2,579,160
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014	1,010,000	958,197

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	$460,000	$371,836
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	630,000	585,642
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	273,723

		$5,915,207

Single Family Housing - Local – 1.2%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$499,694	$458,994
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	956,140

		$1,415,134

Single Family Housing - State – 2.4%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$370,000	$369,782
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,115,000	1,144,570
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	480,000	490,579
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	4,999
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	215,000	214,123
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	210,000	216,632
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	340,000	352,036

		$2,792,721

Solid Waste Revenue – 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$76,727

State & Agency - Other – 0.5%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$95,337
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	453,855

		$549,192

State & Local Agencies – 4.9%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$513,100
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	282,221
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	680,659
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024 (c)	45,000	46,268
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	955,000	956,729
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	800,000	803,152
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	367,268
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	137,449
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026	820,000	995,603
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	96,112
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	660,000	697,316

		$5,575,877

Student Loan Revenue – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$445,000	$449,432
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	26,154

		$475,586

Tax - Other – 1.2%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$768,593

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	$440,000	$440,251
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	209,260

		$1,418,104

Tax Assessment – 9.0%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$127,435
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	497,880
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	150,000	101,145
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	235,000	214,922
Celebration Community Development District, FL, “A”, 6.4%, 2034	690,000	680,906
Channing Park Community Development District, FL, 5.3%, 2038	340,000	246,704
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	306,311
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	194,643
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	247,971
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	365,000	222,416
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	170,000	103,756
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	485,630
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	214,303
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	615,000	488,888
Main Street Community Development District, FL, “A”, 6.8%, 2038	285,000	224,264
Main Street Community Development District, FL, “B”, 6.9%, 2017	225,000	206,460
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	370,650
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (d)	300,000	111,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	112,825
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	279,639
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,460,000	1,230,649
San Diego, CA, Redevelopment Agency, Tax Allocation, AGM, 0%, 2018	1,015,000	701,020
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	800,000	156,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	190,000	81,700
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	585,000	404,323
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	150,917
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	483,000	338,390
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	480,000	223,181
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	275,000	233,599
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	960,000	364,800
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	580,000	419,572
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., “A”, NATL, 0%, 2024	1,325,000	553,810

		$10,295,709

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 8.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$3,270,000	$2,442,592
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	245,000	174,141
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	1,155,000	1,250,345
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	525,000	351,787
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	283,122
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,815,000	120,716
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	260,000	158,582
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	2,940,000	1,761,883
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	1,320,000	1,283,964
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,530,000	1,553,639
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	500,000	488,525

		$9,869,296

Toll Roads – 4.9%
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	$1,500,000	$953,355
North Texas Tollway Authority Rev., 6%, 2038	765,000	770,003
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	1,440,000	1,107,130
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	3,000,000	2,359,380
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	400,000	405,132

		$5,595,000

Transportation - Special Tax – 0.2%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$215,000	$214,981

Universities - Colleges – 9.6%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$540,000	$526,586
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,281,798
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	99,017
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,115,350
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	139,685
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	66,871
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	540,000	491,152
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	110,000	78,921
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	651,602
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	150,899
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	240,000	239,460
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	281,885
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	736,194
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	436,563
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	660,000	646,767
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	1,320,000	1,282,472
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	1,876,616
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	319,617

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	$220,000	$225,914
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	81,390
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	267,784

		$10,996,543

Universities - Dormitories – 0.7%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$735,000	$586,875
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	80,000	76,677
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	105,164

		$768,716

Universities - Secondary Schools – 0.8%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$215,000	$188,675
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	119,158
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	195,000	192,186
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	404,257
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	47,484

		$951,760

Utilities - Cogeneration – 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$320,000	$320,954
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	485,122

		$806,076

Utilities - Investor Owned – 5.8%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$150,000	$139,850
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	188,750
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	977,574
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	245,000	253,462
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	479,805
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	475,000	511,547
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	87,956
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	276,837
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,463,610
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	245,638
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	207,210
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	630,108
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,005,875

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	$155,000	$146,449

		$6,614,671

Utilities - Municipal Owned – 0.1%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$140,473

Utilities - Other – 3.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$170,266
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	346,068
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	335,000	310,686
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	325,000	321,399
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	242,829
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	25,883
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	591,389
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,674,911
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	263,855
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	156,397
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	227,340

		$4,331,023

Water & Sewer Utility Revenue – 3.1%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$414,774
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	593,762
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	614,108
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	125,315
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	515,000	603,307
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	790,000	754,861
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	595,833

		$3,701,960

Total Municipal Bonds		$180,481,756

Money Market Funds (v) – 5.2%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	5,992,304	$5,992,304

Total Investments		$186,474,060

Other Assets, Less Liabilities – 2.8%		3,155,816

Preferred Shares (Issued by the Fund) – (65.4)%		(75,000,000)

Net assets applicable to common shares – 100.0%		$114,629,876

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,557,216, representing 2.2% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	$1,000,000	$650,220
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	431,035

Total Restricted Securities			$1,081,255
% of Net Assets Applicable to Common Shares			0.9%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$180,481,756	$—	$180,481,756
Mutual Funds	5,992,304	—	—	5,992,304

Total Investments	$5,992,304	$180,481,756	$—	$186,474,060

Other Financial Instruments
Futures	$(61,489)	$—	$—	$(61,489)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$195,978,308

Gross unrealized appreciation	$6,106,712
Gross unrealized depreciation	(15,610,960)

Net unrealized appreciation (depreciation)	$(9,504,248)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Derivative Contracts at 2/28/11

Futures Contracts Outstanding at 2/28/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$22,380,813	June-2011	$(49,127)
U.S. Treasury Bond 30 yr (Short)	USD	32	3,851,000	June-2011	(12,362)

					$(61,489)

At February 28, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	10,283,023	(4,290,719)	5,992,304

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,110	$5,992,304

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.